Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Changes in Group's Provisions

Changes in the Group’s provisions for the fiscal years ended December 31, 2017, 2016 and 2015 are as follows:

	Provision for pending lawsuits and contingencies			Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations			Provision for pensions		Total
	Noncurrent		Current	Noncurrent	Current	Noncurrent		Current	Noncurrent	Current	Noncurrent	Current
Amount as of December 31, 2014	7,014		851	1,269	1,145	18,087		376	194	27	26,564	2,399

Increases charged to expenses	2,062		95	986	—	1,694		—	23	—	4,765	95
Decreases charged to income	(434)		(141)	—	—	(314)		—	—	(13)	(748)	(154)
Amounts incurred due to payments/utilization	—		(374)	—	(1,030)	—		(283)	—	(71)	—	(1,758)
Net exchange and translation differences	2,383		10	464	186	10,109		159	102	17	13,058	372
Increase from JO interest acquisition	—		—	—	—	—		(504)	—	—	—	(504)
Reclassifications and other movements	(650)		(292)	(1,099)	1,099	(2,196	)(1)	681 (1)	(71)	71	(4,016)	1,559

Amount as of December 31, 2015	10,375		149	1,620	1,400	27,380		429	248	31	39,623	2,009

Increases charged to expenses	1,579		335	962	32	3,023		—	97	—	5,661	367
Decreases charged to income	(158)		(258)	—	—	(10)		(77)	(1)	—	(169)	(335)
Amounts incurred due to payments/utilization	9		(239)	—	(869)	(48)		(584)	—	(13)	(39)	(1,705)
Net exchange and translation differences	1,221		7	159	52	6,245		94	26	3	7,651	156
Deconsolidation of subsidiaries	(2,213)		(11)	(1,351)	(607)	(515)		—	(357)	(34)	(4,436)	(652)
Reclassifications and other movements	(1,608	)(2)	586	(860)	860	1,548	(1)	695 (1)	(13)	13	(933)	2,154

Amount as of December 31, 2016	9,205		569	530	868	37,623		557	—	—	47,358	1,994

Increases charged to expenses	2,394		83	1,483	—	2,946		—	—	—	6,823	83
Decreases charged to income	(1,570)		(410)	(6)	—	8		2	—	—	(1,568)	(408)
Amounts incurred due to payments/utilization	(25)		(187)	—	(661)	—		(515)	—	—	(25)	(1,363)
Net exchange and translation differences	1,483		75	—	—	6,874		121	—	—	8,357	196
Reclassifications and other movements	180	(3)	558	(811)	811	(5,580	)(1)	571 (1)	—	—	(6,211)	1,940

Amount as of December 31, 2017	11,667		688	1,196	1,018	41,871		736	—	—	54,734	2,442

(1)	Includes (4,913), 2,243 and (1,281) corresponding to the annual recalculation of costs for abandonment of hydrocarbon wells for the years ended December 31, 2017, 2016 and 2015, respectively; (96) corresponding to liabilities reclassified as Liabilities associated to assets held for disposal as of December 31, 2017; (226) corresponding to the decrease due to the change in the participation of the Magallanes area as of December 31, 2015; and (8) corresponding to December 31, 2015; and (8) corresponding to a decrease in the Puesto Cortadera area as of December 31, 2015;
(2)	Includes (950) corresponding to resolutions for contractual claims that were reclassified to Other liabilities (see Note 14.a.2); and (75) corresponding to tax claims that were reclassified as Tax Charges.
(3)	Includes (2,098) corresponding to resolutions for contractual claims that were reclassified to Other liabilities (see Note 14.a.2); and 2,932 of reclassifications of Other liabilities (see Note 27).